7. INCOME TAXES	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
7. INCOME TAXES

Deferred tax liabilities and assets are determined based on the difference between financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes are insignificant.

At June 30, 2012, the Company’s had net operating losses of approximately $4,141,107 which expire, if unused, in various years through 2029. Utilization of the net operation loss carry-forwards could be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code.

The Company fully reserved its deferred tax assets because, in the opinion of management, it is more likely than not that the benefits will not be realized based upon the earning history of the Company. The valuation allowance increased $350,580 for the year ended June 30, 2012.

The provision (benefit) for income taxes from continued operations for the year ended June 30, 2012 and 2011 consist of the following:

	June 30, 2012	June 30, 2011
Current:
Federal	$-	$-
State	-	-
	-	-
Deferred:
Federal	(271,581)	(132,101)
State	(78,999)	(38,426)
	(350,580)	(170,527)
Valuation allowance	350,580	170,527
Provision (benefit) for income taxes, net	$-	$-

The difference between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense is as follows:

	June 30, 2012	June 30, 2011

Statutory federal income tax rate	34.0%	34.0%
State income taxes and other	9.0%	9.0%
Valuation allowance	(43.0%)	(43.0%)
Effective tax rate	-	-

Deferred income taxes result from temporary differences in the recognition of income and expenses for the financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

	June 30, 2012	June 30, 2011

Net operating loss carryforward	1,653,958	1,303,378
Valuation allowance	(1,653,958)	(1,303,378)
Deferred income tax asset	$-	-